Deposits (Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of Yen Ten Million or more and Balances of those Deposits Issued by Foreign Offices in Amounts of United States One Hundred Thousand Dollars or more) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 23,640,152	¥ 25,642,380
Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	19,616,400	18,102,837
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	17,763,052	19,209,570
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	14,862,230	12,708,142
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	5,877,100	6,432,810
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 4,754,170	¥ 5,394,695